Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)		Dec. 31, 2023 SGD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (13,570,000)	$ (17,449,000)	$ (18,675,000)		$ (12,869,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization	408,000	524,000	484,000		340,000
Depreciation	69,000	89,000	75,000		62,000
Gain on disposal of property and equipment				[1]
Interest expense	4,000	5,000	62,000		355,000
Amortization of debt issuance cost			15,000		91,000
Impairment of goodwill					664,000
Share-based payment expenses	8,631,000	11,099,000	10,347,000		6,959,000
Net effect of exchange rates changes	(192,000)	(246,000)	363,000		5,000
Income tax benefit	(25,000)	(32,000)
Change in operating assets and liabilities, net of impact of business acquisitions and disposals:
Accounts receivable	(16,000)	(21,000)	19,000		52,000
Deposits, prepaid expenses and other current assets	(14,504,000)	(18,651,000)	(1,999,000)		107,000
Accounts payable	680,000	874,000	(1,378,000)		1,895,000
Accrued expenses and other current liabilities	276,000	355,000	(961,000)		727,000
Payment of lease liabilities	(62,000)	(80,000)	(85,000)
Net cash used in operating activities	(18,301,000)	(23,533,000)	(11,733,000)		(1,612,000)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(3,000)	(4,000)	(28,000)		(3,000)
Additions in intangible assets	(465,000)	(598,000)	(552,000)		(482,000)
Cash acquired from acquisition of subsidiaries					63,000
Disbursement of cash for subscription of convertible note	(6,257,000)	(8,046,000)
Advances to unrelated company	(1,009,000)	(1,297,000)
Net cash used in investing activities	(7,734,000)	(9,945,000)	(580,000)		(422,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of shares	25,632,000	32,960,000	20,960,000
Proceeds from issuance of shares to non-controlling interests	1,000	1,000
Proceeds from note from a shareholder			950,000		2,850,000
Repayments of convertible loans			(1,910,000)
Repayments of shareholder loans			(3,800,000)		(50,000)
Interest paid			(62,000)
Deferred IPO costs					(2,079,000)
Net cash provided by financial activities	25,633,000	32,961,000	16,138,000		721,000
Net change in cash and cash equivalents	(402,000)	(517,000)	3,825,000		(1,313,000)
Beginning of the year	4,292,000	5,519,000	1,694,000		3,007,000
End of the year	3,890,000	5,002,000	5,519,000		1,694,000
Supplemental disclosure of cash flow information
Cash paid for interest			62,000		355,000
Non-cash financing activities
Non-cash transactions from acquisition of subsidiaries					600,000
Non-cash transactions from acquisition of joint ventures	(1,452,000)	(1,867,000)
Issuance of shares by way of conversion of convertible loan from third parties			372,000		3,481,000
Issuance and accrual of shares by way of share-based compensation	$ 8,631,000	$ 11,099,000	$ 10,347,000		$ 6,959,000

[1]	Amount less than 1,000